OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum payments under non-cancellable operating leases:
2018	$ 1,361
2019	1,205
2020	1,205
2021	1,205
2022	301
Total minimum lease payments	5,277
Total rental expense for operating leases	19,300	$ 29,600	$ 42,800
Vessels leased to third parties
Minimum contractual future revenues to be received:
Cost	191,100	191,100
Accumulated depreciation	53,600	$ 47,500
Time charters
Minimum contractual future revenues to be received:
2018	3,618
Total	$ 3,618